Share-Based Compensation - Restricted shares issued to the founding shareholders of Shanghai Yimi (Details) - Restricted shares - Shanghai Yimi		12 Months Ended
	Feb. 01, 2020 tranche shares	Aug. 31, 2020 ¥ / shares
Share-Based Compensation
Granted (in shares) | shares	9,677,288
Number of tranches | tranche	2
Fair value assumptions
Risk-free interest rate		1.51%
Expected volatility		50.15%
Suboptimal exercise factor		2.80
Fair value per ordinary share | ¥ / shares		¥ 1.41
First tranche
Share-Based Compensation
Vesting percentage	50.00%
Second tranche
Share-Based Compensation
Vesting percentage	50.00%